Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information concerning pay versus performance. The following table sets forth information concerning the compensation of our CEO and other NEOs for each of the fiscal years ending December 31, 2022, 2021 and 2020 and our financial performance for each such fiscal year:
Year	Summary Compensation Table Total for CEO(1)(2) ($)	CAP to CEO(1)(3) ($)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(1)(2) ($)	Average CAP to Non-CEO Named Executive Officers(1)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income(5) ($ in millions)	Annual ROA(6)
					Total Stockholder Return(4) ($)	Peer Group Total Stockholder Return(4) ($)
2022	14,944,260	31,322,752	4,669,602	9,370,352	179.5	154.5	1,844.2	25.3%
2021	14,245,016	47,236,660	5,032,109	11,357,546	141.3	157.2	1,417.4	22.2%
2020	13,100,453	14,073,926	6,003,050	4,913,818	102.5	117.6	372.4	8.9%

(1)
For each year shown, the CEO was James D. Hoffman. For 2022, the other NEOs were Karla R. Lewis, Stephen P. Koch, Arthur Ajemyan and William A. Smith II. For 2021, the other NEOs were Mrs. Lewis and Messrs. Koch, Smith and Ajemyan as well as William K. Sales, Jr. and Michael P. Shanley. For 2020, the other NEOs were Mrs. Lewis and Messrs. Koch, Sales and Shanley.

(2)
For each year presented, reflects the "Total" compensation set forth in the Summary Compensation Table ("SCT") on page 65 with respect to our CEO and the average (mean) of the "Total" compensation for the non-CEO NEOs set forth above for the years presented. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Compensation actually paid, or "CAP", is computed in accordance with Item 402(v) of Regulation S-K. The tables below present the adjustments made to the respective amounts set forth in the SCT, determined in accordance with SEC rules.

	CEO
	2022 ($)	2021 ($)	2020 ($)
Total Compensation as reported in Summary Compensation Table (SCT)	14,944,260	14,245,016	13,100,453
Less: Grant date fair value of equity awards granted during the year included in SCT	(7,200,364)	(7,200,032)	(7,199,998)
Plus: Year-end fair value of equity awards granted in the year that remain unvested as of the last day of the year(a)	13,435,943	14,867,301	10,411,784
Plus: Change in fair value from last day of prior year to last day of year of unvested equity awards(a)	3,686,123	14,976,133	(1,959,188)
Plus: Change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year(a)	6,456,790	10,348,242	(279,125)
Compensation actually paid	31,322,752	47,236,660	14,073,926
	NON-CEO (AVERAGE)
	2022 ($)	2021 ($)	2020 ($)
Total Compensation as reported in Summary Compensation Table (SCT)	4,669,602	5,032,109	6,003,050
Less: Grant date fair value of equity awards granted during the year included in SCT	(2,050,147)	(1,754,969)	(2,009,985)
Plus: Year-end fair value of equity awards granted in the year that remain unvested as of the last day of the year(a)	3,825,559	3,366,471	2,906,602
Plus: Change in fair value from last day of prior year to last day of year of unvested equity awards(a)	924,356	2,972,798	(474,879)
Plus: Change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year(a)	1,475,104	2,050,020	(214,623)
Less: Change in Pension Value reported in SCT	424,786	(471,016)	(1,505,396)
Plus: Pension value service cost(b)	101,092	162,133	209,049
Compensation actually paid	9,370,352	11,357,546	4,913,818
(a)
Fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation—Stock Compensation. The fair value of unvested service-based RSUs, as well as the fair value of all RSUs upon vesting, is based upon the closing sales price for a share of Reliance common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance-based RSUs is based upon the probable outcome of the applicable performance conditions at the time of measurement.

(b)
Service cost is calculated as the actuarial present value of benefits attributed to services rendered by the executive during the applicable fiscal year under the SERP, using the same methodology used in the Company’s GAAP financial statements included in its Annual Reports on Form 10-K.

(4)
Reflects the cumulative total stockholder return of the Company and an industry peer group consisting of publicly-traded metals service center companies (the "industry peer group"), which is the same industry peer group included in the stock performance graph furnished with our Annual Reports on Form 10-K, for the year ended December 31, 2020, the two-years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends. The cumulative total stockholder return reflects market prices at the end of each year and the reinvestment of dividends. Since there is no nationally-recognized industry index consisting of metals service center companies to be used as a peer group index, Reliance constructed the industry peer group. The industry peer group consists of Olympic Steel Inc., which has securities listed for trading on NASDAQ; Ryerson Holding Corporation and Worthington Industries, Inc., each of which has securities listed for trading on the NYSE; and Russel Metals Inc., which has securities listed for trading on the Toronto Stock Exchange. The returns of each member of the industry peer group are weighted according to that member’s stock market capitalization.

(5)
Reflects the "Net Income" caption in the consolidated statements of income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31.

(6)
Annual ROA (operating income divided by average total assets for the year) is a non-GAAP financial measure calculated in accordance with our performance-based restricted stock awards and excludes various non-recurring charges and credits. Please refer to page 40 of this proxy statement for a reconciliation of operating income, excluding various non-recurring charges and credits, to the "operating income" caption in the consolidated statements of income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31.

Company Selected Measure Name	AnnualROA
Named Executive Officers, Footnote [Text Block]
(1)
For each year shown, the CEO was James D. Hoffman. For 2022, the other NEOs were Karla R. Lewis, Stephen P. Koch, Arthur Ajemyan and William A. Smith II. For 2021, the other NEOs were Mrs. Lewis and Messrs. Koch, Smith and Ajemyan as well as William K. Sales, Jr. and Michael P. Shanley. For 2020, the other NEOs were Mrs. Lewis and Messrs. Koch, Sales and Shanley.

Peer Group Issuers, Footnote [Text Block]
(4)
Reflects the cumulative total stockholder return of the Company and an industry peer group consisting of publicly-traded metals service center companies (the "industry peer group"), which is the same industry peer group included in the stock performance graph furnished with our Annual Reports on Form 10-K, for the year ended December 31, 2020, the two-years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends. The cumulative total stockholder return reflects market prices at the end of each year and the reinvestment of dividends. Since there is no nationally-recognized industry index consisting of metals service center companies to be used as a peer group index, Reliance constructed the industry peer group. The industry peer group consists of Olympic Steel Inc., which has securities listed for trading on NASDAQ; Ryerson Holding Corporation and Worthington Industries, Inc., each of which has securities listed for trading on the NYSE; and Russel Metals Inc., which has securities listed for trading on the Toronto Stock Exchange. The returns of each member of the industry peer group are weighted according to that member’s stock market capitalization.

(5)
Reflects the "Net Income" caption in the consolidated statements of income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31.

PEO Total Compensation Amount	$ 14,944,260	$ 14,245,016	$ 13,100,453
PEO Actually Paid Compensation Amount	$ 31,322,752	47,236,660	14,073,926
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For each year presented, reflects the "Total" compensation set forth in the Summary Compensation Table ("SCT") on page 65 with respect to our CEO and the average (mean) of the "Total" compensation for the non-CEO NEOs set forth above for the years presented. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Compensation actually paid, or "CAP", is computed in accordance with Item 402(v) of Regulation S-K. The tables below present the adjustments made to the respective amounts set forth in the SCT, determined in accordance with SEC rules.

	CEO
	2022 ($)	2021 ($)	2020 ($)
Total Compensation as reported in Summary Compensation Table (SCT)	14,944,260	14,245,016	13,100,453
Less: Grant date fair value of equity awards granted during the year included in SCT	(7,200,364)	(7,200,032)	(7,199,998)
Plus: Year-end fair value of equity awards granted in the year that remain unvested as of the last day of the year(a)	13,435,943	14,867,301	10,411,784
Plus: Change in fair value from last day of prior year to last day of year of unvested equity awards(a)	3,686,123	14,976,133	(1,959,188)
Plus: Change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year(a)	6,456,790	10,348,242	(279,125)
Compensation actually paid	31,322,752	47,236,660	14,073,926
(a)
Fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation—Stock Compensation. The fair value of unvested service-based RSUs, as well as the fair value of all RSUs upon vesting, is based upon the closing sales price for a share of Reliance common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance-based RSUs is based upon the probable outcome of the applicable performance conditions at the time of measurement.

(b)
Service cost is calculated as the actuarial present value of benefits attributed to services rendered by the executive during the applicable fiscal year under the SERP, using the same methodology used in the Company’s GAAP financial statements included in its Annual Reports on Form 10-K.

Non-PEO NEO Average Total Compensation Amount	$ 4,669,602	5,032,109	6,003,050
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,370,352	11,357,546	4,913,818
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
For each year presented, reflects the "Total" compensation set forth in the Summary Compensation Table ("SCT") on page 65 with respect to our CEO and the average (mean) of the "Total" compensation for the non-CEO NEOs set forth above for the years presented. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Compensation actually paid, or "CAP", is computed in accordance with Item 402(v) of Regulation S-K. The tables below present the adjustments made to the respective amounts set forth in the SCT, determined in accordance with SEC rules.
	NON-CEO (AVERAGE)
	2022 ($)	2021 ($)	2020 ($)
Total Compensation as reported in Summary Compensation Table (SCT)	4,669,602	5,032,109	6,003,050
Less: Grant date fair value of equity awards granted during the year included in SCT	(2,050,147)	(1,754,969)	(2,009,985)
Plus: Year-end fair value of equity awards granted in the year that remain unvested as of the last day of the year(a)	3,825,559	3,366,471	2,906,602
Plus: Change in fair value from last day of prior year to last day of year of unvested equity awards(a)	924,356	2,972,798	(474,879)
Plus: Change in fair value from last day of prior year to vesting date of unvested equity awards that vested during year(a)	1,475,104	2,050,020	(214,623)
Less: Change in Pension Value reported in SCT	424,786	(471,016)	(1,505,396)
Plus: Pension value service cost(b)	101,092	162,133	209,049
Compensation actually paid	9,370,352	11,357,546	4,913,818
(a)
Fair value of equity awards is calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation—Stock Compensation. The fair value of unvested service-based RSUs, as well as the fair value of all RSUs upon vesting, is based upon the closing sales price for a share of Reliance common stock on the NYSE for the applicable date of measurement. The fair value of unvested performance-based RSUs is based upon the probable outcome of the applicable performance conditions at the time of measurement.

(b)
Service cost is calculated as the actuarial present value of benefits attributed to services rendered by the executive during the applicable fiscal year under the SERP, using the same methodology used in the Company’s GAAP financial statements included in its Annual Reports on Form 10-K.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
FINANCIAL PERFORMANCE MEASURES
The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed fiscal year are described in the table below. These measures are unranked. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the "Compensation Discussion and Analysis" section.
Significant Financial Performance Measures
Gross Profit
Gross Profit Margin
Pretax Income and Margin
Annual ROA
Sales Tons Growth

Total Shareholder Return Amount	$ 179.5	141.3	102.5
Peer Group Total Shareholder Return Amount	154.5	157.2	117.6
Net Income (Loss)	$ 1,844,200,000	$ 1,417,400,000	$ 372,400,000
Company Selected Measure Amount	25.3	22.2	8.9
PEO Name	James D. Hoffman.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Gross Profit
Non-GAAP Measure Description [Text Block]
(6)
Annual ROA (operating income divided by average total assets for the year) is a non-GAAP financial measure calculated in accordance with our performance-based restricted stock awards and excludes various non-recurring charges and credits. Please refer to page 40 of this proxy statement for a reconciliation of operating income, excluding various non-recurring charges and credits, to the "operating income" caption in the consolidated statements of income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Profit Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pretax Income and Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Annual ROA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Sales Tons Growth
PEO [Member] | Grant Date Fair Value Of Equity Awards Granted During The Year Included In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,200,364)	$ (7,200,032)	$ (7,199,998)
PEO [Member] | Year-End Fair Value Of Equity Awards Granted In The Year That Remain Unvested As Of The Last Day Of The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,435,943	14,867,301	10,411,784
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,686,123	14,976,133	(1,959,188)
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,456,790	10,348,242	(279,125)
Non-PEO NEO [Member] | Grant Date Fair Value Of Equity Awards Granted During The Year Included In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,050,147)	(1,754,969)	(2,009,985)
Non-PEO NEO [Member] | Year-End Fair Value Of Equity Awards Granted In The Year That Remain Unvested As Of The Last Day Of The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,825,559	3,366,471	2,906,602
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	924,356	2,972,798	(474,879)
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,475,104	2,050,020	(214,623)
Non-PEO NEO [Member] | Change In Pension Value Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	424,786	(471,016)	(1,505,396)
Non-PEO NEO [Member] | Pension Value Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 101,092	$ 162,133	$ 209,049